Summary of Status of Equity Incentive Plan (Detail)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares
Canadian Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options Outstanding, Beginning balance | shares	11,960	23,055
Options Outstanding, Exercised | shares		(925)
Options Outstanding, Forfeited | shares	(11,960)	(10,170)
Options Outstanding, Ending balance | shares		11,960
Weighted Average Exercise Price, Beginning balance	$ 87	$ 113.01
Weighted Average Exercise Price, Exercised		87
Weighted Average Exercise Price, Forfeitures	87	145.97
Weighted Average Exercise Price, Ending balance		$ 87
Options exercisable | shares		11,960	23,055
Canadian Share Options [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Prices, Beginning balance	87	$ 145.97
Range of Exercise Prices, Exercised		87
Range of Exercise Prices, Forfeitures	87	145.97
Range of Exercise Prices, Ending balance		87
Canadian Share Options [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Prices, Beginning balance	87	87
Range of Exercise Prices, Exercised		87
Range of Exercise Prices, Forfeitures	$ 87	145.97
Range of Exercise Prices, Ending balance		$ 87
U.S. Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options Outstanding, Beginning balance | shares	60,052	128,398
Options Outstanding, Granted | shares	0	0
Options Outstanding, Exercised | shares	(5,870)	(6,485)
Options Outstanding, Forfeited | shares	(51,457)	(61,861)
Options Outstanding, Ending balance | shares	2,725	60,052
Weighted Average Exercise Price, Beginning balance	$ 66.44	$ 85.8
Weighted Average Exercise Price, Exercised	51.2	68.8
Weighted Average Exercise Price, Forfeitures	68.99	106.37
Weighted Average Exercise Price, Ending balance	$ 51.2	$ 66.44
Options exercisable | shares	2,725	60,052	128,398
U.S. Share Options [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Prices, Beginning balance	$ 72.46	$ 111.47
Range of Exercise Prices, Exercised	51.2	68.8
Range of Exercise Prices, Forfeitures	72.46	111.47
Range of Exercise Prices, Ending balance	51.2	72.46
U.S. Share Options [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Prices, Beginning balance	51.2	51.2
Range of Exercise Prices, Exercised	51.2	68.8
Range of Exercise Prices, Forfeitures	68.8	68.8
Range of Exercise Prices, Ending balance	$ 51.2	$ 51.2